Leases (Details) - Schedule of summarize the company’s costs for operating and capital leases - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 26, 2021	Jun. 27, 2021
Operating lease [Member]
Leases (Details) - Schedule of summarize the company’s costs for operating and capital leases [Line Items]
Rent expense	$ 15,284	$ 14,544
Capital lease [Member]
Leases (Details) - Schedule of summarize the company’s costs for operating and capital leases [Line Items]
Interest expense	9,520	8,639
Amortization expense	3,236	3,119
Total	$ 12,756	$ 11,758